Note 2 - Significant and Critical Accounting Policies and Practices: Property and Equipment: Schedule of estimated useful life of property and equipment (Tables)	9 Months Ended
Sep. 30, 2013
Tables/Schedules
Schedule of estimated useful life of property and equipment
Estimated Useful Life (Years)

Equipment	5

Furniture and fixture	7